Condensed Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		72 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Income Statement [Abstract]
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Costs and expenses
Operating expenses (including $919,350, $87,386, $1,781,355,$133,032, $2,750,223, $2,528,254 and $10,138,952 in share based compensation costs)	1,748,942	779,260	3,705,794	1,214,173	4,655,149	6,476,546	31,153,187
Cost of Lion transaction - related party	0	0	0	0	16,656,250	0	16,656,250
Research and development	361,227	250,000	663,889	520,000	1,329,367	1,656,000	4,912,412
Impairment of intangible asset	0	0	0	0	0	0	160,036
Total costs and expenses	2,110,169	1,029,260	4,369,683	1,734,173	22,640,766	8,132,546	52,881,885
Loss from operations	(2,110,169)	(1,029,260)	(4,369,683)	(1,734,173)	(22,640,766)	(8,132,546)	(52,881,885)
Other income
Interest expense	0	(104,127)	0	(445,743)	(444,729)	(1,922,063)	(2,517,945)
Change in fair value of derivative liabilities	0	0	0	0	0	8,635,147	10,001,955
Amortization of discount on convertible notes	0	0	0	0	0	(497,888)	(5,497,888)
Cost to induce exchange transaction	0	(2,295,868)	0	(2,295,868)	(2,295,868)	0	(2,295,868)
Financing costs	0	0	0	0	0	(1,390,269)	(2,873,927)
Total other income (expense)	0	(2,399,995)	0	(2,741,611)	(2,740,597)	4,824,927	(3,183,673)
Net Loss	(2,110,169)	(3,429,255)	(4,369,683)	(4,475,784)	(25,381,363)	(3,307,619)	(56,065,558)
Deemed dividend related to beneficial conversion feature of convertible preferred stock	0	0	0	0	(8,461,627)	0	(8,461,627)
Net Loss Attributable to Common Stockholders	$ 0	$ 0	$ 0	$ 0	$ (33,842,990)	$ (3,307,619)	$ (64,527,185)
Net Loss Per Share, Basic and Diluted	$ (0.09)	$ (4.19)	$ (0.19)	$ (1.54)	$ (3.47)	$ (4.14)
Weighted-Average Common Shares Outstanding, Basic and Diluted	24,137,782	818,806	22,502,761	2,904,391	9,762,513	798,530